Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Segment and corporate information
Revenue from contracts with customers	€ 4,146,394	€ 4,355,504
Revenue from insurance contracts	447,019	503,360
Revenue from lease contracts	18,734	22,590
Revenue	4,612,147	4,881,454
Costs of revenue	(3,432,655)	(3,697,476)
Research and development	(38,309)	(43,482)
Operating income (loss)	286,195	331,390
Interest	(78,679)	(80,737)
Income before income taxes	207,516	250,653
Depreciation and amortization	(353,902)	(382,597)
Impairment loss	(109,040)	(11,766)
Income (loss) from equity method investees	41,322	47,833
Total assets	31,467,593	32,735,034	€ 31,002,333
thereof investment in equity method investees	701,400	666,752	€ 663,652
Additions of property, plant and equipment, intangible assets and right-of-use assets	317,818	317,708
Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,144,507	3,276,313
Revenue	3,144,507	3,276,313
Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,001,887	1,079,191
Revenue from lease contracts	18,734	22,590
Revenue	1,020,621	1,101,781
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,146,394	4,355,504
Revenue from insurance contracts	447,019	503,360
Revenue from lease contracts	18,734	22,590
Revenue	4,612,147	4,881,454
Total Segment | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,144,507	3,276,313
Total Segment | Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,001,887	1,079,191
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,172,689	3,327,744
Revenue	3,172,689	3,327,744
Care Delivery | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,101,156	3,250,182
Care Delivery | Healthcare products
Segment and corporate information
Revenue from contracts with customers	71,533	77,562
Value-Based Care
Segment and corporate information
Revenue from contracts with customers	43,351	26,131
Revenue from insurance contracts	447,019	503,360
Revenue	490,370	529,491
Value-Based Care | Healthcare services
Segment and corporate information
Revenue from contracts with customers	43,351	26,131
Care Enablement
Segment and corporate information
Revenue from contracts with customers	930,354	1,001,629
Revenue from lease contracts	18,734	22,590
Revenue	949,088	1,024,219
Care Enablement | Healthcare products
Segment and corporate information
Revenue from contracts with customers	930,354	1,001,629
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,082,931	5,343,252
Costs of revenue	(3,884,050)	(4,154,513)
Research and development	(38,230)	(43,482)
Operating income (loss)	347,419	417,547
Depreciation and amortization	(350,469)	(376,393)
Impairment loss	(73,820)	(11,766)
Income (loss) from equity method investees	41,322	47,833
Total assets	55,525,863	57,117,151
thereof investment in equity method investees	701,400	666,752
Additions of property, plant and equipment, intangible assets and right-of-use assets	320,945	322,128
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,293,568	3,446,829
Costs of revenue	(2,546,586)	(2,739,629)
Operating income (loss)	271,188	319,997
Depreciation and amortization	(232,438)	(260,606)
Impairment loss	(69,869)	(7,076)
Income (loss) from equity method investees	41,322	47,833
Total assets	40,689,509	41,736,877
thereof investment in equity method investees	701,400	666,752
Additions of property, plant and equipment, intangible assets and right-of-use assets	202,666	209,736
Operating Segments | Value-Based Care
Segment and corporate information
Revenue	490,370	529,491
Costs of revenue	(451,386)	(492,629)
Operating income (loss)	(11,038)	3,249
Depreciation and amortization	(658)	(1,241)
Impairment loss		(2,274)
Total assets	615,079	893,061
Additions of property, plant and equipment, intangible assets and right-of-use assets	38	107
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,298,993	1,366,932
Costs of revenue	(886,078)	(922,255)
Research and development	(38,230)	(43,482)
Operating income (loss)	87,269	94,301
Depreciation and amortization	(117,373)	(114,546)
Impairment loss	(3,951)	(2,416)
Total assets	14,221,275	14,487,213
Additions of property, plant and equipment, intangible assets and right-of-use assets	118,241	112,285
Operating Segments | Corporate
Segment and corporate information
Costs of revenue	2,062	556
Research and development	(79)
Operating income (loss)	(39,773)	(80,840)
Depreciation and amortization	(13,483)	(17,040)
Impairment loss	(35,220)
Total assets	11,462,658	10,960,515
Additions of property, plant and equipment, intangible assets and right-of-use assets	24,371	5,417
Inter-segment
Segment and corporate information
Revenue	(470,784)	(461,798)
Costs of revenue	449,333	456,481
Operating income (loss)	(21,451)	(5,317)
Depreciation and amortization	10,050	10,836
Total assets	(35,520,928)	(35,342,632)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(27,498)	(9,837)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(470,784)	(461,798)
Inter-segment | Care Delivery
Segment and corporate information
Revenue	(120,879)	(119,085)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (349,905)	€ (342,713)